Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2018
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life	1 year
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life	10 years